SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date of the filing of this Form 10-Q, the date the accompanying condensed consolidated financial statements were available to be issued, and concluded that no events or transactions occurred during that period that require recognition or disclosure herein.

NOTE 21 – SUBSEQUENT EVENTS

Appointment of Chelsea Pullano as Chief Financial Officer of the Company

Effective as of February 5, 2026, the board of directors (“Board”) of the Company appointed Chelsea Pullano as Chief Financial Officer of the Company. In connection with Ms. Pullano’s appointment, Danny Meeks resigned as the interim Chief Financial Officer of the Company. Ms. Pullano’s appointment is in connection with the Company’s entry into the scope of work agreement (the “CFO Agreement”) with MACK Financial Solutions, LLC (“MACK”), dated January 2, 2026, pursuant to which MACK agreed to provide professional services to the Company, including oversight of all bookkeeping, financial reporting and SEC reporting duties of the Company (collectively, the “MACK Services”) and Ms. Pullano serving as the part-time Chief Financial Officer of the Company, subject to her appointment by the Board. As CFO, Ms. Pullano will provide strategic financial oversight and executive-level support to the Company, including review and certification of SEC filings, financial reporting coordination with auditors, legal counsel, and other outsourced accounting professionals, and other responsibilities customarily performed by a CFO of a public company (collectively, the “CFO Services” and together with the MACK Services, the “Services”).

In consideration of the Services to be performed, the Company will pay MACK $7,500 per month for the CFO Services and an aggregate of $12,500 per month for the MACK Services. Additionally, Ms. Pullano will be entitled to the same indemnification, advancement of expenses, and other protections afforded to similarly situated officers of the Company under its organizational documents and applicable law. The CFO Agreement may be terminated by either the Company or MACK upon thirty days’ notice. The foregoing description of the CFO Agreement does not purport to be complete and is qualified in its entirety by reference to the CFO Agreement, a copy of which is attached as Exhibit 10.34 to this Annual Report on Form 10-K and is incorporated herein by reference.

On May 23, 2025, the Company received a notice from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2025 (the “Q1 Form 10-Q”) with the SEC. The Company previously submitted a plan to Nasdaq to regain compliance with respect to the delinquent Q1 Form 10-Q, and Nasdaq granted the Company an exception until August 22, 2025, to evidence compliance with Nasdaq Listing Rule 5250(c)(1).

On April 20, 2026, the Company received a letter from the Listing Qualifications Department of Nasdaq notifying the Company that because it has not yet filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (the “2025 Form 10-K”) with the SEC, Nasdaq has determined that the Company no longer complies with the filing requirement set forth in Nasdaq Listing Rule 5250(c)(1) (“Listing Rule 5250(c)(1)”).

The Staff informed the Company that is has 60 calendar days to submit a plan to regain compliance with Listing Rule 5250(c)(1). If the Staff accepts the Company’s plan to regain compliance, then it may grant the Company an exception of up to 180 calendar days from the 2025 Form 10-K’s due date, or until October 12, 2026, to regain compliance.

On May 21, 2026, the Company received an additional delinquency notification letter from Nasdaq due to the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2026. The Staff informed the Company that is has until June 22, 2026 to submit a plan to regain compliance with the Nasdaq Listing Rule 5250(c)(1). If the Staff accepts the Company’s plan to regain compliance, then it may grant the Company an exception of up to 180 calendar days from the Annual Report’s due date, or until October 12, 2026, to evidence compliance with the Rule.